Other non-current financial and non-financial assets (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of Other Non-current Financial and Non-financial Assets
Other
non-current
financial and
non-financial
assets are analyzed in the following table:

($ in millions)	As of Dec. 31, 2020	As of Dec. 31, 2019
Other non-current financial assets	70.3	42.0
Fair value of non-current derivatives – assets	66.1	38.7
Other	4.2	3.3

Other non-current non-financial assets	2.7	4.0
Prepaid expenses	1.8	3.0
Other	0.9	1.0